Retirement Plans, Postretirement and Postemployment Benefits - Net Periodic Benefit Cost Recognized in Comprehensive Earnings (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss (gain)	$ (1,700)	$ 1,236	$ 686
Pension
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss (gain)	32,214	13,343	52,028
Net prior service cost (credit)	3
Prior service (cost) credit	(104)	(311)	(350)
Actuarial gain (loss)	(12,830)	(14,138)	(12,074)
Transition asset	1	1	1
Special plan termination benefits			(764)
Settlement (charge) credit	(2,936)	(21)	(124)
Total	16,348	(1,126)	38,717
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Net prior service cost (credit)		(3,902)	(1,326)
Prior service (cost) credit	2,074	1,741	1,959
Actuarial gain (loss)	211	364	499
Settlement (charge) credit			9
Total	$ 585	$ (561)	$ 1,827